Stock-Based Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2019
Stock-Based Compensation Plans
Schedule of equity-settled PRSUs issued

The following table summarizes information for equity-settled PRSUs of the Company (in thousands, except weighted average grant date fair value per unit):

	Successor	Successor
	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
Equity-Settled PRSUs	2019	2019
PRSU compensation expense	$6,894	$11,671
Income tax benefit	—	—
PRSU compensation expense, net of taxes	$6,894	$11,671
Weighted-average grant date fair value per unit	$22.19	$22.19
Total fair value of vested PRSUs	$—	$—

Schedule of cash-settled PRSUs issued

The following table summarizes information for cash-settled PRSUs of the Company (in thousands, except weighted average fair value per unit):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
Cash-Settled PRSUs	2019	2019	2018	2018
PRSU compensation expense	$419	$519	$5,209	$11,155
Income tax benefit	—	—	—	—
PRSU compensation expense, net of taxes	$419	$519	$5,209	$11,155
Weighted-average fair value per unit	$63,497	$63,497	$33,672	$33,672
Total fair value of vested PRSUs	$—	$—	$—	$—

Schedule of options issued

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
Options	2019	2019	2018	2018
Option compensation expense	$20,403	$20,403	$—	$—
Income tax benefit	—	—	—	—
Option compensation expense, net of taxes	$20,403	$20,403	$—	$—
Weighted-average fair value per unit	$1.85	$1.85	$—	$—
Total fair value of vested options	$16,309	$16,309	$—	$—

Schedule of unrecognized compensation expense

As of June 30, 2019, total unrecognized compensation expense related to non-vested stock-based compensation arrangements and the expected recognition period are as follows (in thousands):

	Cash-Settled	Equity Settled
	PRSUs	PRSUs	Options
Total unrecognized compensation cost	$558	$41,237	$12,923
Weighted-average recognition period	1.3 years	2.0 years	1.7 years